Deferred Financing Costs (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Debt Issuance Costs [Line Items]
Balance at beginning of period		$ 7,852,982	$ 2,258,253	$ 2,258,253	$ 1,342,379
Capitalized fees				9,027,753	2,612,860
Amortization		(391,591)	(136,801)	(1,311,573)	(477,781)
Write-off due to debt refinancing	$ (2,121,451)		(2,121,451)	(2,121,451)	(1,219,205)
Balance at end of period				7,852,982	2,258,253
Amortization expense		391,591	136,801	1,311,573	477,781
Deferred financing costs expected amortization
Deferred financing costs		$ 7,852,982	$ 2,258,253	7,852,982	2,258,253	$ 7,852,982
2020						1,566,363
2021						1,566,363
2022						1,566,363
2023						1,566,363
2024						840,068
Thereafter						$ 747,462
Interest expense
Debt Issuance Costs [Line Items]
Amortization				(1,311,573)	(477,781)
Amortization expense				$ 1,311,573	$ 477,781